UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 110.8%
Aerospace - 1.5%
Bombardier, Inc., 4.25%, 2016 (n)		$238,000	$246,925
Bombardier, Inc., 7.5%, 2018 (n)		2,115,000	2,403,169
Bombardier, Inc., 7.75%, 2020 (n)		375,000	426,562
CPI International, Inc., 8%, 2018		985,000	1,017,012
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	505,000	586,779
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,935,000	2,109,150
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,495,000	1,650,106

			$8,439,703
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$100,000	$107,750

Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2021		$192,848	$223,703
Emirates Airlines, 4.5%, 2025 (n)		215,000	216,753

			$440,456
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 6.375%, 2020		$670,000	$725,275
Jones Group, Inc., 6.875%, 2019		1,155,000	1,227,188
PVH Corp., 7.375%, 2020		1,305,000	1,463,231
PVH Corp., 4.5%, 2022		580,000	572,025

			$3,987,719
Asset-Backed & Securitized - 4.8%
Anthracite Ltd., “A”, CDO, FRN, 0.561%, 2019 (z)		$731,256	$723,212
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051		1,500,000	1,745,764
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		154,485	157,556
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040 (z)		749,511	474,114
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,727,323
Commercial Mortgage Pass-Through Certificates, FRN, 5.773%, 2046		230,000	252,956
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		777,276	794,162
Credit Suisse Mortgage Capital Certificate, FRN, 5.68%, 2039		626,701	625,672
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,420,520	121,026
First Union-Lehman Brothers Bank of America, FRN, 0.55%, 2035 (i)		9,244,491	167,982
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.82%, 2049		1,000,000	1,068,406
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051		6,000,000	6,332,166
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.82%, 2049		5,000,000	5,744,825
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.002%, 2051		185,000	50,299
Merrill Lynch Mortgage Trust, FRN, 5.85%, 2050		1,350,000	1,561,799
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		680,840	683,822
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,200,448	1,134,868
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051		3,625,000	4,183,884

			$27,549,836
Automotive - 2.8%
Accuride Corp., 9.5%, 2018		$1,445,000	$1,416,100
Allison Transmission, Inc., 7.125%, 2019 (n)		2,035,000	2,167,275
Automotores Gildemeister S.A., 8.25%, 2021 (n)		137,000	150,871
Continental Rubber of America Corp., 4.5%, 2019 (n)		235,000	239,700
Delphi Corp., 5%, 2023		675,000	702,844
Ford Motor Credit Co. LLC, 12%, 2015		2,585,000	3,137,544
Ford Motor Credit Co. LLC, 8.125%, 2020		345,000	434,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 4.75%, 2017 (n)	$380,000	$397,275
General Motors Financial Co., Inc., 6.75%, 2018	795,000	914,250
Goodyear Tire & Rubber Co., 8.25%, 2020	185,000	200,262
Goodyear Tire & Rubber Co., 6.5%, 2021	990,000	1,004,850
Goodyear Tire & Rubber Co., 7%, 2022	350,000	364,875
Jaguar Land Rover PLC, 7.75%, 2018 (n)	430,000	470,313
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,065,000	2,297,313
Jaguar Land Rover PLC, 5.625%, 2023 (n)	465,000	475,463
Lear Corp., 8.125%, 2020	952,000	1,061,480
Lear Corp., 4.75%, 2023 (n)	285,000	277,875

		$15,712,927
Broadcasting - 3.6%
Allbritton Communications Co., 8%, 2018	$900,000	$977,625
AMC Networks, Inc., 7.75%, 2021	843,000	956,805
Clear Channel Communications, Inc., 9%, 2021	1,163,000	1,052,515
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	190,000	198,550
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	675,000	710,437
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	51,250
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,115,000	1,154,025
Hughes Network Systems LLC, 7.625%, 2021	765,000	872,100
IAC/InterActiveCorp, 4.75%, 2022 (n)	270,000	263,925
Inmarsat Finance PLC, 7.375%, 2017 (n)	790,000	845,300
Intelsat Bermuda Ltd., 11.25%, 2017	1,435,000	1,524,688
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,115,000	2,249,831
Liberty Media Corp., 8.5%, 2029	820,000	910,200
Liberty Media Corp., 8.25%, 2030	210,000	232,575
Local TV Finance LLC, 9.25%, 2015 (p)(z)	960,374	967,577
Netflix, Inc., 5.375%, 2021 (n)	755,000	753,113
News America, Inc., 6.2%, 2034	325,000	387,599
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	352,000
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	160,000	167,200
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,546,125
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	206,275
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	810,188
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	975,000	1,074,938
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	150,000	153,000
Univision Communications, Inc., 6.875%, 2019 (n)	855,000	919,125
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	591,844
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	774,788
WPP Finance, 3.625%, 2022	138,000	136,218

		$20,839,816
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 6.375%, 2019	$1,425,000	$1,485,562

Building - 2.3%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$505,000	$534,037
Building Materials Holding Corp., 6.875%, 2018 (n)	985,000	1,053,950
Building Materials Holding Corp., 7%, 2020 (n)	600,000	649,500
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	472,450
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,383,375
CEMEX Finance LLC, 9.5%, 2016	655,000	710,675
CEMEX S.A.B. de C.V., 9.25%, 2020	525,000	582,750
Gibraltar Industries, Inc., 6.25%, 2021 (n)	160,000	169,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
HD Supply, Inc., 8.125%, 2019 (n)		$495,000	$557,494
HD Supply, Inc., 11.5%, 2020 (n)		790,000	910,475
HD Supply, Inc., 10.5%, 2021 (n)		70,000	72,275
Masonite International Corp., 8.25%, 2021 (n)		1,195,000	1,329,438
Mohawk Industries, Inc., 3.85%, 2023		134,000	134,775
Nortek, Inc., 8.5%, 2021		1,375,000	1,515,938
Odebrecht Finance Ltd., 5.125%, 2022 (n)		200,000	213,000
Odebrecht Finance Ltd., 7.125%, 2042 (n)		200,000	230,500
Owens Corning, 9%, 2019		317,000	407,203
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		355,000	401,150
USG Corp., 6.3%, 2016		1,328,000	1,397,720
USG Corp., 7.875%, 2020 (n)		480,000	549,600

			$13,275,305
Business Services - 1.4%
Ceridian Corp., 12.25%, 2015 (p)		$235,000	$240,287
Ceridian Corp., 8.875%, 2019 (n)		350,000	394,625
Cielo S.A., 3.75%, 2022 (n)		200,000	190,300
Equinix, Inc., 4.875%, 2020		160,000	160,000
Fidelity National Information Services, Inc., 7.625%, 2017		320,000	344,400
Fidelity National Information Services, Inc., 5%, 2022		530,000	561,800
iGate Corp., 9%, 2016		1,608,000	1,750,710
Iron Mountain, Inc., 8.375%, 2021		1,360,000	1,492,600
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		715,000	614,900
Lender Processing Services, Inc., 5.75%, 2023		415,000	434,713
Neustar, Inc., 4.5%, 2023 (n)		365,000	350,400
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,143,544
Tencent Holdings Ltd., 3.375%, 2018 (n)		449,000	464,108

			$8,142,387
Cable TV - 2.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$295,650
CCO Holdings LLC, 7.875%, 2018		1,995,000	2,129,662
CCO Holdings LLC, 8.125%, 2020		1,085,000	1,208,419
CCO Holdings LLC, 7.375%, 2020		250,000	276,562
CCO Holdings LLC, 5.125%, 2023		400,000	390,000
Cequel Communications Holdings, 6.375%, 2020 (n)		530,000	547,887
DISH DBS Corp., 6.75%, 2021		1,000,000	1,112,500
DISH DBS Corp., 5%, 2023 (n)		630,000	625,275
EchoStar Corp., 7.125%, 2016		450,000	500,625
Lynx I Corp., 5.375%, 2021 (z)		380,000	389,500
Lynx II Corp., 6.375%, 2023 (z)		295,000	305,694
Myriad International Holdings B.V., 6.375%, 2017 (n)		485,000	539,563
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	496,375
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	312,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	339,443
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,299,505
Unitymedia Hessen, 5.5%, 2023 (n)		230,000	232,300
UPC Holding B.V., 9.875%, 2018 (n)		1,675,000	1,876,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,184,040
Virgin Media Finance PLC, 8.375%, 2019		318,000	354,570
Virgin Media Finance PLC, 4.875%, 2022		200,000	202,250
Virgin Media Finance PLC, 5.25%, 2022		820,000	830,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	635,000	$895,346

			$16,343,416
Chemicals - 1.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,335,000	$1,441,800
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		155,000	160,425
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,105,000	1,110,525
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		395,000	357,475
Huntsman International LLC, 8.625%, 2021		1,450,000	1,638,500
INEOS Finance PLC, 8.375%, 2019 (n)		800,000	876,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		940,000	955,275
LyondellBasell Industries N.V., 5%, 2019		270,000	301,050
LyondellBasell Industries N.V., 6%, 2021		1,185,000	1,392,375
Polypore International, Inc., 7.5%, 2017		365,000	392,375
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		414,000	472,033

			$9,097,833
Computer Software - 0.9%
Infor U.S., Inc., 11.5%, 2018		$995,000	$1,164,150
Nuance Communications, Inc., 5.375%, 2020 (n)		995,000	1,007,438
Syniverse Holdings, Inc., 9.125%, 2019		1,725,000	1,880,250
TransUnion Holding Co., Inc., 9.625%, 2018		355,000	378,519
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		580,000	668,450

			$5,098,807
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (n)		$495,000	$528,412
CDW LLC/CDW Finance Corp., 12.535%, 2017		376,000	403,730
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,060,000	1,168,650
IBM Corp., 4%, 2042		1,694,000	1,735,915

			$3,836,707
Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,655,000	$1,779,125
BC Mountain LLC, 7%, 2021 (n)		290,000	298,700
Dynacast International LLC, 9.25%, 2019		890,000	956,750
Griffon Corp., 7.125%, 2018		1,635,000	1,769,888
Silver II Borrower, 7.75%, 2020 (n)		315,000	327,600

			$5,132,063
Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016		$560,000	$604,106
Elizabeth Arden, Inc., 7.375%, 2021		1,215,000	1,348,650
Jarden Corp., 7.5%, 2020		1,355,000	1,480,338
Libbey Glass, Inc., 6.875%, 2020		355,000	380,738
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		265,000	281,894
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		80,000	86,200

			$4,181,926
Consumer Services - 0.9%
QVC, Inc., 7.375%, 2020 (n)		$485,000	$537,593
Service Corp. International, 6.75%, 2015		265,000	288,188
Service Corp. International, 7%, 2017		4,030,000	4,558,938

			$5,384,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 1.7%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$990,000	$1,077,862
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,645,000	1,793,050
Ball Corp., 5%, 2022	93,000	96,952
Berry Plastics Group, Inc., 9.5%, 2018	220,000	244,750
Crown Americas LLC, 4.5%, 2023 (n)	460,000	449,650
Greif, Inc., 6.75%, 2017	1,300,000	1,449,500
Greif, Inc., 7.75%, 2019	1,000,000	1,165,000
Reynolds Group, 7.125%, 2019	1,135,000	1,218,706
Reynolds Group, 9.875%, 2019	410,000	448,950
Reynolds Group, 5.75%, 2020	590,000	609,175
Reynolds Group, 8.25%, 2021	1,260,000	1,300,950

		$9,854,545
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$490,141
Ducommun, Inc., 9.75%, 2018	644,000	705,180
MOOG, Inc., 7.25%, 2018	590,000	619,500

		$1,814,821
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$460,000	$452,525
Avaya, Inc., 7%, 2019 (n)	190,000	181,450

		$633,975
Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,455,000	$1,600,500
Nokia Corp., 5.375%, 2019	500,000	482,500
Nokia Corp., 6.625%, 2039	175,000	162,313
NXP B.V., 9.75%, 2018 (n)	108,000	123,390
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,211,925

		$3,580,628
Emerging Market Quasi-Sovereign - 4.2%
Banco do Brasil S.A., 3.875%, 2022	$200,000	$197,200
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	213,000	232,702
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	658,000	677,740
Bank of Ceylon, 6.875%, 2017 (n)	200,000	209,500
Caixa Economica Federal, 3.5%, 2022 (n)	151,000	146,998
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	227,000	238,006
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	988,939
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,184,000	1,284,640
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	221,000	237,022
Development Bank of Kazakhstan, 4.125%, 2022 (n)	283,000	278,387
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	461,000
Ecopetrol S.A., 7.625%, 2019	594,000	749,925
El Fondo Mivivienda S.A., 3.5%, 2023 (z)	150,000	146,250
Gaz Capital S.A., 9.25%, 2019	583,000	754,985
Gaz Capital S.A., 3.85%, 2020 (n)	637,000	641,969
Gaz Capital S.A., 5.999%, 2021 (n)	1,344,000	1,515,360
Gaz Capital S.A., 4.95%, 2022 (n)	255,000	268,719
Gaz Capital S.A., 4.95%, 2028 (n)	543,000	542,185
Gazprom Neft, 4.375%, 2022 (n)	457,000	455,857
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	208,250
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	235,000
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	200,000	240,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Magyar Export-Import Bank, 5.5%, 2018 (n)		$200,000	$202,825
Majapahit Holding B.V., 7.25%, 2017 (n)		591,000	691,470
Majapahit Holding B.V., 8%, 2019 (n)		380,000	473,100
OJSC Russian Agricultural Bank, 5.298%, 2017 (n)		200,000	212,250
Pemex Project Funding Master Trust, 5.75%, 2018		642,000	739,905
Pertamina PT, 5.25%, 2021 (n)		256,000	277,760
Pertamina PT, 4.875%, 2022 (n)		272,000	288,320
Pertamina PT, 6%, 2042 (n)		318,000	333,105
Petrobras International Finance Co., 7.875%, 2019		1,361,000	1,666,129
Petrobras International Finance Co., 6.75%, 2041		481,000	554,965
Petroleos de Venezuela S.A., 5.25%, 2017		950,000	840,750
Petroleos Mexicanos, 8%, 2019		1,101,000	1,403,775
Petroleos Mexicanos, 4.875%, 2022		774,000	850,626
Petroleos Mexicanos, 6.5%, 2041		315,000	370,913
PTT PLC, 3.375%, 2022 (n)		288,000	285,347
PTT PLC, 4.5%, 2042 (n)		311,000	295,934
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)		200,000	239,227
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		721,000	899,448
Rosneft, 3.149%, 2017 (n)		375,000	378,281
Rosneft, 4.199%, 2022 (n)		623,000	621,443
Sberbank of Russia, 6.125%, 2022 (n)		703,000	793,546
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)		279,000	295,865
Turkiye Halk Bankasi A.S., 3.875%, 2020 (n)		200,000	199,000
Turkiye Vakiflar Bankasi, 6%, 2022 (n)		222,000	231,488
Vnesheconombank, 6.025%, 2022 (n)		200,000	225,750

			$24,082,156
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 2021 (n)		$548,000	$614,308
Federal Republic of Nigeria, 7%, 2019	NGN	278,307,000	1,466,263
Government of Ukraine, 6.875%, 2015		$500,000	505,000
Government of Ukraine, 9.25%, 2017 (n)		200,000	221,000
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		1,848,000	577,500
Republic of Colombia, 8.125%, 2024		664,000	956,160
Republic of Colombia, 6.125%, 2041		437,000	558,267
Republic of Guatemala, 5.75%, 2022 (n)		201,000	222,809
Republic of Hungary, 5.375%, 2023		314,000	309,372
Republic of Indonesia, 11.625%, 2019 (n)		1,423,000	2,077,580
Republic of Indonesia, 4.875%, 2021 (n)		348,000	386,280
Republic of Indonesia, 7.75%, 2038 (n)		593,000	832,424
Republic of Latvia, 5.25%, 2017 (n)		200,000	221,500
Republic of Lithuania, 6.625%, 2022 (n)		752,000	928,720
Republic of Mongolia, 5.125%, 2022 (n)		200,000	189,000
Republic of Panama, 9.375%, 2029		1,062,000	1,720,440
Republic of Peru, 7.35%, 2025		355,000	500,550
Republic of Philippines, 5.5%, 2026		421,000	516,778
Republic of Philippines, 6.375%, 2034		848,000	1,122,540
Republic of Poland, 5%, 2022		181,000	206,892
Republic of Romania, 6.75%, 2022 (n)		1,030,000	1,220,756
Republic of Romania, 4.375%, 2023 (z)		226,000	223,740
Republic of Serbia, 7.25%, 2021 (n)		200,000	222,700
Republic of Slovakia, 4.375%, 2022 (n)		1,375,000	1,457,500
Republic of Sri Lanka, 6.25%, 2021 (n)		208,000	216,644
Republic of Turkey, 5.625%, 2021		362,000	419,630

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Turkey, 6.25%, 2022	$390,000	$472,875
Republic of Turkey, 8%, 2034	920,000	1,301,800
Republic of Turkey, 6%, 2041	200,000	232,500
Russian Federation, 4.5%, 2022 (n)	400,000	442,600
Russian Federation, 5.625%, 2042 (n)	200,000	232,500
United Mexican States, 3.625%, 2022	1,970,000	2,100,020

		$22,676,648
Energy - Independent - 6.0%
Berry Petroleum Corp., 6.75%, 2020	$170,000	$181,050
BreitBurn Energy Partners LP, 8.625%, 2020	330,000	363,000
Breitburn Energy Partners LP, 7.875%, 2022	1,285,000	1,365,312
Carrizo Oil & Gas, Inc., 8.625%, 2018	435,000	471,975
Chaparral Energy, Inc., 7.625%, 2022	690,000	748,650
Chesapeake Energy Corp., 6.875%, 2020	625,000	687,500
Concho Resources, Inc., 8.625%, 2017	420,000	451,500
Concho Resources, Inc., 6.5%, 2022	875,000	953,750
Continental Resources, Inc., 8.25%, 2019	1,170,000	1,307,475
Continental Resources, Inc., 7.375%, 2020	50,000	56,375
Denbury Resources, Inc., 8.25%, 2020	1,545,000	1,734,262
Denbury Resources, Inc., 4.625%, 2023	405,000	397,406
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,585,000	1,791,050
EP Energy LLC, 9.375%, 2020	2,890,000	3,294,600
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	350,000	364,875
EXCO Resources, Inc., 7.5%, 2018	235,000	223,250
Harvest Operations Corp., 6.875%, 2017	1,380,000	1,531,800
Hess Corp., 8.125%, 2019	100,000	128,769
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	400,000	439,000
Laredo Petroleum, Inc., 9.5%, 2019	1,080,000	1,220,400
LINN Energy LLC, 6.5%, 2019	440,000	455,400
LINN Energy LLC, 8.625%, 2020	740,000	818,625
LINN Energy LLC, 7.75%, 2021	788,000	851,040
MEG Energy Corp., 6.5%, 2021 (n)	420,000	443,100
Newfield Exploration Co., 6.875%, 2020	700,000	750,750
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,427,108
Plains Exploration & Production Co., 6.125%, 2019	975,000	1,077,375
Plains Exploration & Production Co., 8.625%, 2019	1,180,000	1,348,150
Plains Exploration & Production Co., 6.5%, 2020	390,000	435,825
Plains Exploration & Production Co., 6.75%, 2022	431,000	489,185
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,939,275
Range Resources Corp., 8%, 2019	1,045,000	1,149,500
Range Resources Corp., 5%, 2022	240,000	245,400
Samson Investment Co., 9.75%, 2020 (n)	1,145,000	1,217,994
SandRidge Energy, Inc., 8%, 2018 (n)	1,260,000	1,330,308
SandRidge Energy, Inc., 8.125%, 2022	280,000	301,350
SM Energy Co., 6.5%, 2021	1,200,000	1,305,000
Talisman Energy, Inc., 7.75%, 2019	280,000	358,780
Whiting Petroleum Corp., 6.5%, 2018	820,000	881,500

		$34,537,664
Energy - Integrated - 0.4%
Husky Energy, Inc., 5.9%, 2014	$306,000	$325,519
Husky Energy, Inc., 7.25%, 2019	324,000	417,704
Listrindo Capital B.V., 6.95%, 2019 (n)	200,000	222,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,107,000	$1,267,515

		$2,232,871
Engineering - Construction - 0.1%
BakerCorp International, Inc., 8.25%, 2019	$650,000	$659,750

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$1,460,000	$1,600,525
AMC Entertainment, Inc., 9.75%, 2020	304,000	350,360
Cedar Fair LP, 9.125%, 2018	450,000	504,000
Cedar Fair LP, 5.25%, 2021 (z)	235,000	235,000
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,618,775
Cinemark USA, Inc., 5.125%, 2022 (n)	210,000	211,050
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	333,000	362,970
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,040,000	1,019,200

		$5,901,880
Financial Institutions - 3.7%
Aviation Capital Group, 4.625%, 2018 (n)	$545,000	$553,483
CIT Group, Inc., 5.25%, 2014 (n)	1,795,000	1,864,556
CIT Group, Inc., 5.25%, 2018	1,070,000	1,150,250
CIT Group, Inc., 6.625%, 2018 (n)	1,355,000	1,537,925
CIT Group, Inc., 5.5%, 2019 (n)	1,315,000	1,430,062
Credit Acceptance Corp., 9.125%, 2017	875,000	953,750
General Electric Capital Corp., 3.1%, 2023	1,340,000	1,327,829
Icahn Enterprises LP, 7.75%, 2016	170,000	177,013
Icahn Enterprises LP, 8%, 2018	2,021,000	2,164,996
International Lease Finance Corp., 4.875%, 2015	440,000	459,250
International Lease Finance Corp., 8.625%, 2015	320,000	364,000
International Lease Finance Corp., 7.125%, 2018 (n)	1,075,000	1,256,406
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,365,000	1,446,900
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	25,000	28,500
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	805,000	879,463
PHH Corp., 9.25%, 2016	975,000	1,138,313
PHH Corp., 7.375%, 2019	685,000	770,625
SLM Corp., 8.45%, 2018	1,575,000	1,862,438
SLM Corp., 8%, 2020	1,385,000	1,603,138
SLM Corp., 7.25%, 2022	425,000	468,138

		$21,437,035
Food & Beverages - 1.5%
Ajecorp B.V., 6.5%, 2022 (n)	$150,000	$163,125
Anheuser-Busch InBev S.A., 6.875%, 2019	1,300,000	1,694,998
ARAMARK Corp., 8.5%, 2015	1,154,000	1,159,782
ARAMARK Corp., 5.75%, 2020 (z)	320,000	326,400
B&G Foods, Inc., 7.625%, 2018	927,000	994,207
Constellation Brands, Inc., 7.25%, 2016	1,020,000	1,156,424
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	218,000	236,117
Marfrig Holding Europe B.V., 9.875%, 2017 (n)	200,000	209,000
Minerva Luxembourg S.A., 7.75%, 2023 (n)	200,000	214,750
Pinnacle Foods Finance LLC, 8.25%, 2017	190,000	203,300
TreeHouse Foods, Inc., 7.75%, 2018	1,045,000	1,129,906
Tyson Foods, Inc., 6.6%, 2016	912,000	1,045,261

		$8,533,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$820,000	$904,050
Graphic Packaging Holding Co., 7.875%, 2018		510,000	561,000
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		300,000	331,500
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		905,000	927,625
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	802,391
Tembec Industries, Inc., 11.25%, 2018		$375,000	412,500

			$3,939,066
Gaming & Lodging - 2.4%
Boyd Gaming Corp., 9%, 2020 (n)		$335,000	$343,375
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		655,000	638,625
Choice Hotels International, Inc., 5.75%, 2022		175,000	194,250
CityCenter Holdings LLC, 10.75%, 2017 (p)		230,000	254,150
FelCor Lodging LP, 5.625%, 2023 (n)		160,000	161,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		460,000	287
GWR Operating Partnership LLP, 10.875%, 2017		680,000	770,525
Host Hotels & Resorts, Inc., 9%, 2017		425,000	450,500
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		185,000	205,380
Isle of Capri Casinos, Inc., 8.875%, 2020		1,080,000	1,182,600
MGM Mirage, 6.625%, 2015		265,000	286,200
MGM Resorts International, 11.375%, 2018		2,620,000	3,294,650
MGM Resorts International, 6.625%, 2021		420,000	434,700
NCL Corp., 5%, 2018 (z)		160,000	160,800
Penn National Gaming, Inc., 8.75%, 2019		1,640,000	1,861,400
Pinnacle Entertainment, Inc., 8.75%, 2020		345,000	371,306
Seven Seas Cruises S. DE R.L., 9.125%, 2019		900,000	965,250
Viking Cruises Ltd., 8.5%, 2022 (n)		580,000	637,275
Wyndham Worldwide Corp., 6%, 2016		8,000	9,148
Wynn Las Vegas LLC, 7.75%, 2020		1,165,000	1,301,888

			$13,523,309
Industrial - 0.6%
Dematic S.A., 7.75%, 2020 (z)		$555,000	$567,487
Hyva Global B.V., 8.625%, 2016 (n)		1,124,000	1,118,380
Mueller Water Products, Inc., 8.75%, 2020		459,000	519,818
Rexel S.A., 6.125%, 2019 (n)		520,000	546,000
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		525,000	560,438

			$3,312,123
Insurance - 1.1%
American International Group, Inc., 4.875%, 2016		$1,480,000	$1,653,816
American International Group, Inc., 8.25%, 2018		665,000	866,698
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,100,000	1,518,000
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		860,000	909,615
Unum Group, 7.125%, 2016		1,171,000	1,368,705

			$6,316,834
Insurance - Property & Casualty - 1.5%
Allstate Corp., 7.45%, 2019		$850,000	$1,115,696
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,081,296
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,635,000	2,497,463
XL Group PLC, 6.5% to 2017, FRN to 2049		1,695,000	1,652,625
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,267,350
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	664,620

			$8,279,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Quasi-Sovereign - 1.4%
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	$1,848,637
Electricite de France, FRN, 5.25%, 2049 (n)		1,448,000	1,425,556
Exportfinans A.S.A., 5.5%, 2016		250,000	260,012
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,439,954
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		588,000	652,680
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,210,600
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,034,700

			$7,872,139
International Market Sovereign - 10.3%
Commonwealth of Australia, 5.75%, 2021	AUD	778,000	$939,624
Federal Republic of Germany, 3.75%, 2015	EUR	3,338,000	4,656,486
Federal Republic of Germany, 4.25%, 2018	EUR	354,000	553,303
Federal Republic of Germany, 6.25%, 2030	EUR	942,000	1,947,346
Government of Canada, 4.5%, 2015	CAD	747,000	780,422
Government of Canada, 4.25%, 2018	CAD	447,000	496,657
Government of Canada, 3.25%, 2021	CAD	338,000	365,663
Government of Canada, 5.75%, 2033	CAD	196,000	288,757
Government of Japan, 1.7%, 2017	JPY	402,600,000	4,623,181
Government of Japan, 1.1%, 2020	JPY	466,000,000	5,294,934
Government of Japan, 2.1%, 2024	JPY	244,000,000	3,001,582
Government of Japan, 2.2%, 2027	JPY	392,000,000	4,834,110
Kingdom of Belgium, 5.5%, 2017	EUR	1,360,000	2,138,185
Kingdom of Denmark, 3%, 2021	DKK	2,538,000	508,671
Kingdom of Spain, 4%, 2015	EUR	526,000	705,730
Kingdom of Spain, 5.5%, 2017	EUR	240,000	337,434
Kingdom of Spain, 4.6%, 2019	EUR	1,653,000	2,209,284
Kingdom of Sweden, 5%, 2020	SEK	1,895,000	361,044
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	834,602
Republic of Austria, 4.65%, 2018	EUR	823,000	1,273,459
Republic of Finland, 3.875%, 2017	EUR	264,000	394,779
Republic of France, 6%, 2025	EUR	341,000	611,881
Republic of France, 4.75%, 2035	EUR	1,278,000	2,123,156
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,756,377
Republic of Ireland, 4.6%, 2016	EUR	563,000	791,989
Republic of Ireland, 4.5%, 2020	EUR	429,000	588,127
Republic of Italy, 4.25%, 2015	EUR	1,817,000	2,466,596
Republic of Italy, 5.25%, 2017	EUR	3,500,000	4,914,817
Republic of Italy, 3.75%, 2021	EUR	1,494,000	1,903,679
Republic of Portugal, 4.45%, 2018	EUR	450,000	562,382
United Kingdom Treasury, 8%, 2015	GBP	1,834,000	3,376,479
United Kingdom Treasury, 8%, 2021	GBP	1,003,000	2,267,551
United Kingdom Treasury, 4.25%, 2036	GBP	515,000	927,224

			$58,835,511
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$312,000	$309,750

Machinery & Tools - 1.7%
Case New Holland, Inc., 7.875%, 2017		$2,235,000	$2,623,331
CNH America LLC, 7.25%, 2016		710,000	795,200
CNH Capital LLC, 3.875%, 2015		205,000	210,637
CNH Capital LLC, 6.25%, 2016		280,000	309,400
H&E Equipment Services LLC, 7%, 2022 (n)		1,390,000	1,522,050
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		1,140,000	1,251,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
RSC Equipment Rental, Inc., 8.25%, 2021	$940,000	$1,065,725
United Rentals North America, Inc., 5.75%, 2018	1,000,000	1,076,250
United Rentals North America, Inc., 7.625%, 2022	1,000,000	1,107,500

		$9,961,243
Major Banks - 2.9%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,400,000	$1,429,187
Bank of America Corp., 7.375%, 2014	1,000,000	1,075,884
Bank of America Corp., 5.65%, 2018	545,000	632,632
Bank of America Corp., 7.625%, 2019	370,000	471,959
Barclays Bank PLC, 7.625%, 2022	745,000	743,137
BNP Paribas, FRN, 3.059%, 2014	1,216,000	1,261,902
Credit Suisse New York, 5.5%, 2014	1,000,000	1,057,796
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	738,000	778,284
HSBC USA, Inc., 4.875%, 2020	460,000	519,035
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	1,224,870
JPMorgan Chase & Co., 3.25%, 2022	478,000	482,383
Morgan Stanley, 5.75%, 2016	397,000	446,826
Morgan Stanley, 6.625%, 2018	391,000	465,283
Morgan Stanley, 7.3%, 2019	830,000	1,029,537
Morgan Stanley, 5.625%, 2019	1,500,000	1,735,248
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	530,000	471,700
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	350,000	332,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,085,000	2,199,675

		$16,357,838
Medical & Health Technology & Services - 3.6%
AmSurg Corp., 5.625%, 2020 (n)	$600,000	$630,000
CDRT Holding Corp., 9.25%, 2017 (n)(p)	140,000	144,025
Davita, Inc., 6.375%, 2018	2,180,000	2,324,425
Davita, Inc., 6.625%, 2020	720,000	784,800
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	763,087
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	495,000	535,837
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	335,000	367,662
HCA, Inc., 8.5%, 2019	2,625,000	2,907,188
HCA, Inc., 7.5%, 2022	2,160,000	2,484,000
HCA, Inc., 5.875%, 2022	520,000	560,300
HealthSouth Corp., 8.125%, 2020	1,825,000	2,002,938
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,425,000	1,467,750
McKesson Corp., 7.5%, 2019	110,000	142,047
Owens & Minor, Inc., 6.35%, 2016	970,000	1,059,217
Select Medical Corp., 7.625%, 2015	105,000	105,000
Tenet Healthcare Corp., 9.25%, 2015	605,000	685,163
Tenet Healthcare Corp., 8%, 2020	400,000	437,000
Tenet Healthcare Corp., 4.5%, 2021 (n)	515,000	507,919
Universal Health Services, Inc., 7%, 2018	1,055,000	1,157,863
Universal Health Services, Inc., 7.625%, 2020	585,000	624,488
Universal Hospital Services, Inc., 7.625%, 2020 (z)	590,000	629,088
Vanguard Health Systems, Inc., 0%, 2016	5,000	3,900
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	512,425

		$20,836,122
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 2020 (n)	$1,370,000	$1,448,775
Hologic, Inc., 6.25%, 2020 (n)	285,000	300,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Physio-Control International, Inc., 9.875%, 2019 (n)	$555,000	$625,763
Teleflex, Inc., 6.875%, 2019	595,000	647,063

		$3,022,276
Metals & Mining - 2.0%
ArcelorMittal, 6.5%, 2014	$520,000	$545,054
Arch Coal, Inc., 7.25%, 2020	890,000	763,175
Cloud Peak Energy, Inc., 8.25%, 2017	2,255,000	2,407,213
Consol Energy, Inc., 8%, 2017	1,425,000	1,549,687
Consol Energy, Inc., 8.25%, 2020	645,000	711,113
First Quantum Minerals Ltd., 7.25%, 2019 (n)	835,000	837,087
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	525,000	580,125
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,219,800
Peabody Energy Corp., 6%, 2018	445,000	472,813
Peabody Energy Corp., 6.25%, 2021	445,000	462,800
Southern Copper Corp., 6.75%, 2040	553,000	640,429
Vale Overseas Ltd., 4.625%, 2020	490,000	523,256
Vale Overseas Ltd., 4.375%, 2022	500,000	520,346

		$11,232,898
Mortgage-Backed - 4.7%
Fannie Mae, 4.19%, 2013	$146,818	$146,807
Fannie Mae, 4.6%, 2014	401,069	410,067
Fannie Mae, 4.606%, 2014	434,931	444,787
Fannie Mae, 4.629%, 2014	168,193	173,039
Fannie Mae, 4.77%, 2014	311,313	322,521
Fannie Mae, 4.56%, 2015	168,916	180,206
Fannie Mae, 4.665%, 2015	137,100	145,197
Fannie Mae, 4.74%, 2015	325,413	346,180
Fannie Mae, 4.78%, 2015	378,170	405,123
Fannie Mae, 4.815%, 2015	346,129	369,173
Fannie Mae, 4.87%, 2015	277,202	295,758
Fannie Mae, 4.89%, 2015	92,584	98,289
Fannie Mae, 4.907%, 2015	443,667	477,262
Fannie Mae, 6%, 2016 - 2037	1,706,214	1,877,782
Fannie Mae, 5.5%, 2019 - 2037	5,985,396	6,532,592
Fannie Mae, 4.88%, 2020	207,030	231,147
Fannie Mae, TBA, 2.5%, 2027	1,180,000	1,227,016
Fannie Mae, 6.5%, 2032 - 2033	402,489	454,673
Fannie Mae, 5%, 2035	1,105,262	1,198,149
Fannie Mae, TBA, 3.5%, 2043	2,200,000	2,326,156
Freddie Mac, 6%, 2034	184,173	205,924
Ginnie Mae, 5.5%, 2039	997,946	1,094,795
Ginnie Mae, 4.5%, 2041	1,420,238	1,564,135
Ginnie Mae, TBA, 3%, 2043	6,000,000	6,268,125

		$26,794,903
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$525,000	$521,141

Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,060,000	$1,142,150
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,065,000	1,079,644

		$2,221,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 2.2%
Access Midstream Partners Co., 4.875%, 2023	$400,000	$396,000
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	610,000	606,950
Crosstex Energy, Inc., 8.875%, 2018	1,705,000	1,837,137
El Paso Corp., 7%, 2017	1,395,000	1,587,199
El Paso Corp., 7.75%, 2032	1,481,000	1,670,298
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,576,650
Energy Transfer Partners LP, 3.6%, 2023	533,000	532,627
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,629,205
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	292,480
Inergy Midstream LP, 6%, 2020 (n)	955,000	988,425
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	229,000	213,543
Sabine Pass Liquefaction, 5.625%, 2021 (n)	245,000	252,963
Spectra Energy Capital LLC, 8%, 2019	810,000	1,064,521

		$12,647,998
Network & Telecom - 1.7%
AT&T, Inc., 6.55%, 2039	$170,000	$213,631
AT&T, Inc., 5.35%, 2040	1,108,000	1,213,413
Centurylink, Inc., 7.65%, 2042	700,000	683,422
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	1,081,200
Citizens Communications Co., 9%, 2031	840,000	865,200
Eileme 2 AB, 11.625%, 2020 (n)	765,000	883,575
Frontier Communications Corp., 8.125%, 2018	1,190,000	1,347,675
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,117,213
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	996,939
TW Telecom Holdings, Inc., 5.375%, 2022	370,000	385,725
Windstream Corp., 8.125%, 2018	380,000	416,100
Windstream Corp., 7.75%, 2020	345,000	370,875
Windstream Corp., 7.75%, 2021	280,000	301,700

		$9,876,668
Oil Services - 1.0%
Afren PLC, 11.5%, 2016 (n)	$200,000	$234,500
Afren PLC, 10.25%, 2019 (n)	212,000	250,043
Bristow Group, Inc., 6.25%, 2022	345,000	370,875
Chesapeake Energy Corp., 6.625%, 2019 (n)	370,000	382,025
Dresser-Rand Group, Inc., 6.5%, 2021	305,000	323,300
Edgen Murray Corp., 8.75%, 2020 (n)	990,000	1,014,750
Pioneer Energy Services Corp., 9.875%, 2018	415,000	453,388
Qgog Constellation S.A., 6.25%, 2019 (n)	202,000	210,585
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	1,080,000	1,136,700
Unit Corp., 6.625%, 2021	1,515,000	1,575,600

		$5,951,766
Other Banks & Diversified Financials - 2.9%
Akbank T.A.S., 5%, 2022 (n)	$150,000	$155,625
Alfa Bank, 7.5%, 2019 (n)	200,000	215,862
Ally Financial, Inc., 5.5%, 2017	2,775,000	3,008,583
Ally Financial, Inc., 6.25%, 2017	380,000	424,368
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	301,000	322,672
Banco de Credito e Inversiones, 4%, 2023 (z)	200,000	196,487
Banco de Credito e Inversiones, 3%, 2017 (n)	200,000	201,416
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	621,000	617,895
Banco Santander S.A., 4.125%, 2022 (n)	150,000	148,800
Bancolombia S.A., 5.95%, 2021	819,000	935,707

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Bancolombia S.A., 5.125%, 2022		$150,000	$152,250
BBVA Banco Continental S.A., 5%, 2022 (n)		146,000	153,008
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		900,000	1,017,000
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		155,000	177,669
Capital One Bank (USA) N.A., 3.375%, 2023		384,000	386,332
CorpBanca, 3.125%, 2018		220,000	216,897
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,137,000	2,626,884
Grupo Aval Ltd., 5.25%, 2017 (n)		205,000	221,400
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	201,000
Industrial Senior Trust, 5.5%, 2022 (n)		101,000	100,495
Intesa Sanpaolo S.p.A, 3.875%, 2018		617,000	606,319
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,940,000	2,128,762
PKO Finance AB, 4.63%, 2022 (n)		206,000	213,725
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,722,600
Turkiye Is Bankasi A.S., 3.875%, 2017 (n)		201,000	205,774
Yapi Ve Kredi Bankasi, 5.5%, 2022 (n)		245,000	247,144

			$16,604,674
Pharmaceuticals - 0.9%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$956,152
Hospira, Inc., 6.05%, 2017		$655,000	752,581
Roche Holdings, Inc., 6%, 2019 (n)		1,000,000	1,246,958
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		970,000	1,058,513
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		855,000	943,706

			$4,957,910
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$565,000	$589,719
Heckmann Corp., 9.875%, 2018 (z)		215,000	222,794

			$812,513
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 2020 (n)		$700,000	$728,000
IAMGOLD Corp., 6.75%, 2020 (n)		1,618,000	1,565,415

			$2,293,415
Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$11,911	$9,052
Nielsen Finance LLC, 7.75%, 2018		645,000	714,338
Nielsen Finance LLC, 4.5%, 2020 (n)		450,000	444,375

			$1,167,765
Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$200,000	$214,080
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		360,000	404,100

			$618,180
Real Estate - 1.5%
CB Richard Ellis Group, Inc., 11.625%, 2017		$400,000	$433,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		320,000	318,399
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,380,000	1,499,025
Entertainment Properties Trust, REIT, 7.75%, 2020		665,000	790,474
Entertainment Properties Trust, REIT, 5.75%, 2022		750,000	803,173
HRPT Properties Trust, REIT, 6.25%, 2016		1,053,000	1,156,598
Kennedy Wilson, Inc., 8.75%, 2019		300,000	320,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
MPT Operating Partnership LP, REIT, 6.875%, 2021	$680,000	$733,550
MPT Operating Partnership LP, REIT, 6.375%, 2022	520,000	554,450
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	882,384
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	955,653

		$8,447,831
Retailers - 2.3%
Academy Ltd., 9.25%, 2019 (n)	$295,000	$330,400
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	893,025
Dollar General Corp., 4.125%, 2017	827,000	874,552
Home Depot, Inc., 5.875%, 2036	509,000	645,562
J. Crew Group, Inc., 8.125%, 2019	605,000	648,863
Limited Brands, Inc., 6.9%, 2017	480,000	550,800
Limited Brands, Inc., 6.95%, 2033	670,000	683,400
Pantry, Inc., 8.375%, 2020 (n)	385,000	413,394
Rite Aid Corp., 9.5%, 2017	235,000	247,044
Rite Aid Corp., 9.25%, 2020	780,000	873,600
Sally Beauty Holdings, Inc., 6.875%, 2019	465,000	518,475
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,815,563
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,116,700
Wal-Mart Stores, Inc., 5.625%, 2041	2,500,000	3,158,123
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	285,000	293,909

		$13,063,410
Specialty Chemicals - 0.4%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$200,000	$203,250
Georgia Gulf Corp., 4.875%, 2023 (n)	80,000	81,200
Koppers, Inc., 7.875%, 2019	285,000	313,500
SIBUR Securities Ltd., 3.914%, 2018 (n)	1,680,000	1,671,600

		$2,269,550
Specialty Stores - 0.3%
Gymboree Corp., 9.125%, 2018	$168,000	$156,870
Michaels Stores, Inc., 11.375%, 2016	414,000	432,634
Michaels Stores, Inc., 7.75%, 2018	1,080,000	1,178,550

		$1,768,054
Steel - 0.0%
Severstal, 5.9%, 2022 (n)	$200,000	$204,800

Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$834,000	$810,491

Supranational - 0.6%
Eurasian Development Bank, 4.767%, 2022 (n)	$200,000	$206,500
European Investment Bank, 5.125%, 2017	2,593,000	3,046,516

		$3,253,016
Telecommunications - Wireless - 2.7%
America Movil S.A.B. de C.V., 3.125%, 2022	$1,369,000	$1,362,032
American Tower Corp., REIT, 3.5%, 2023	215,000	212,011
Clearwire Corp., 12%, 2015 (n)	1,125,000	1,217,812
Cricket Communications, Inc., 7.75%, 2016	560,000	588,672
Cricket Communications, Inc., 7.75%, 2020	500,000	510,000
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,100,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 2017 (n)	$710,000	$749,050
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	385,000
Digicel Group Ltd., 8.25%, 2020 (n)	200,000	213,300
Digicel Group Ltd., 6%, 2021 (z)	1,069,000	1,066,327
MetroPCS Wireless, Inc., 7.875%, 2018	785,000	846,819
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,328,150
Sprint Nextel Corp., 6%, 2016	1,005,000	1,085,400
Sprint Nextel Corp., 8.375%, 2017	815,000	945,400
Sprint Nextel Corp., 9%, 2018 (n)	415,000	514,600
Sprint Nextel Corp., 6%, 2022	830,000	838,300
VimpelCom Ltd., 5.95%, 2023 (z)	200,000	199,750
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,090,000	1,147,225
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,205,100

		$15,515,423
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$493,950
Level 3 Financing, Inc., 9.375%, 2019	475,000	532,594
Level 3 Financing, Inc., 7%, 2020 (n)	145,000	152,250
Level 3 Financing, Inc., 8.625%, 2020	1,200,000	1,332,000

		$2,510,794
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,255,679

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$748,000	$785,400

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)	$936,625	$975,196
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,155,000	1,224,300
Avis Budget Car Rental LLC, 8.25%, 2019	535,000	584,487
CEVA Group PLC, 8.375%, 2017 (n)	1,920,000	1,987,200
Commercial Barge Line Co., 12.5%, 2017	1,525,000	1,669,875
ERAC USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,205,386
HDTFS, Inc., 5.875%, 2020 (a)(n)	190,000	197,600
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,460,000
Navios Maritime Holdings, Inc., 8.875%, 2017	480,000	488,400
Swift Services Holdings, Inc., 10%, 2018	1,840,000	2,106,800
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	376,938

		$12,276,182
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,696,504

U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,547,281
U.S. Treasury Bonds, 5.375%, 2031	286,200	398,310
U.S. Treasury Bonds, 4.5%, 2036	95,000	121,214
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,949,715
U.S. Treasury Notes, 3.125%, 2019	8,087,000	9,110,507

		$16,127,027

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 3.4%
AES Corp., 8%, 2017	$1,965,000	$2,269,575
AES Corp., 7.375%, 2021	285,000	322,050
Bruce Mansfield Unit, 6.85%, 2034	1,442,997	1,577,628
Calpine Corp., 8%, 2016 (n)	1,800,000	1,899,000
Calpine Corp., 7.875%, 2020 (n)	504,000	555,660
CenterPoint Energy, Inc., 6.5%, 2018	400,000	487,702
Covanta Holding Corp., 7.25%, 2020	905,000	992,752
EDP Finance B.V., 6%, 2018 (n)	1,390,000	1,452,550
Energy Future Holdings Corp., 10%, 2020	3,128,000	3,550,280
Energy Future Holdings Corp., 10%, 2020 (n)	835,000	941,462
Energy Future Holdings Corp., 11.75%, 2022 (n)	550,000	635,250
GenOn Energy, Inc., 9.5%, 2018	15,000	17,850
GenOn Energy, Inc., 9.875%, 2020	1,515,000	1,742,250
NRG Energy, Inc., 8.25%, 2020	1,250,000	1,414,063
System Energy Resources, Inc., 5.129%, 2014 (z)	388,407	392,662
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	472,500
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	410,000	430,500

		$19,153,734
Total Bonds		$634,406,956

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$965,000	$933,638

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	380	$369,728
GMAC Capital Trust I, 8.125%	22,000	583,880
Total Preferred Stocks		$953,608

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	13,450	$561,806

Floating Rate Loans (g)(r) - 0.2%
Aerospace - 0.0%
Transdigm, Inc., Term Loan C, 2020 (o)	$136,655	$136,929

Conglomerates - 0.1%
Silver II U.S. Holdings LLC Term Loan, 2019 (o)	$395,539	$396,528

Energy - Independent - 0.1%
MEG Energy Corp. Term Loan, 3.75%, 2020	$541,754	$542,882

Financial Institutions - 0.0%
Springleaf Financial Funding Co., Term Loan, 5.5%, 2017	$63,660	$64,018

Food & Beverages - 0.0%
Aramark Corp. Term Loan D, 2019 (o)	$136,655	$136,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.0%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$61,025	$63,192
Dynegy Power LLC, Term Loan, 9.25%, 2016	80,715	83,984

		$147,176
Total Floating Rate Loans		$1,424,529

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$51,224

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$16,028
Total Common Stocks		$67,252

Money Market Funds - 6.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	35,313,866	$35,313,866
Total Investments		$673,661,655

Other Assets, Less Liabilities - (17.6)%		(100,958,095)
Net Assets - 100.0%		$572,703,560

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $167,030,822, representing 29.2% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARAMARK Corp., 5.75%, 2020	2/22/13	$320,000	$326,400
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	356,250	369,728
American Media, Inc., 13.5%, 2018	12/22/10	12,102	9,052
Anthracite Ltd., “A”, CDO, FRN, 0.561%, 2019	1/15/10	570,209	723,212
Banco de Credito e Inversiones, 4%, 2023	2/06/13	198,550	196,487
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.803%, 2040	3/01/06	749,511	474,114
Cedar Fair LP, 5.25%, 2021	2/28/13	235,000	235,000
Dematic S.A., 7.75%, 2020	12/13/12	555,000	567,487
Digicel Group Ltd., 6%, 2021	2/19/13	1,069,000	1,066,327
El Fondo Mivivienda S.A., 3.5%, 2023	1/24/13	148,725	146,250

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	$702,145	$586,779
Heckmann Corp., 9.875%, 2018	10/26/12	215,538	222,794
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/06/13	950,505	967,577
Lynx I Corp., 5.375%, 2021	2/07/13	380,000	389,500
Lynx II Corp., 6.375%, 2023	2/07/13	295,000	305,694
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	681,906	683,822
NCL Corp., 5%, 2018	2/01/13	159,122	160,800
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	462,173	496,375
Republic of Romania, 4.375%, 2023	2/14/13	223,656	223,740
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,200,094	1,134,868
System Energy Resources, Inc., 5.129%, 2014	4/16/04	388,407	392,662
Universal Hospital Services, Inc., 7.625%, 2020	2/07/13	627,613	629,088
VimpelCom Ltd., 5.95%, 2023	2/06/13	200,000	199,750
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	398,602	430,500
Total Restricted Securities			$10,938,006
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/13

Forward Foreign Currency Exchange Contracts at 2/28/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	1,396,000	4/15/13	$1,418,706	$1,421,403	$2,697
SELL	AUD	UBS AG	2,773,542	4/15/13	2,859,000	2,824,012	34,988
SELL	AUD	Westpac Banking Corp.	1,200,437	4/15/13	1,249,325	1,222,281	27,044
SELL	CAD	Citibank N.A.	1,444,000	4/15/13	1,418,775	1,398,855	19,920
SELL	CAD	Goldman Sachs International	90,286	4/15/13	88,686	87,463	1,223
SELL	CAD	Merrill Lynch International Bank	1,953,400	4/15/13	1,974,964	1,892,329	82,635
SELL	CHF	Citibank N.A.	1,309,864	4/15/13	1,439,000	1,398,138	40,862
SELL	CHF	Deutsche Bank AG	1,339,000	4/15/13	1,436,359	1,429,237	7,122
SELL	DKK	Deutsche Bank AG	2,818,044	4/15/13	495,528	493,654	1,874
SELL	EUR	Citibank N.A.	2,159,000	4/15/13	2,898,581	2,819,545	79,036
SELL	EUR	Credit Suisse Group	1,206,000	4/15/13	1,617,318	1,574,975	42,343
SELL	EUR	Deutsche Bank AG	10,268,802	4/15/13	13,433,267	13,410,537	22,730
SELL	EUR	Goldman Sachs International	4,189,192	4/15/13	5,608,220	5,470,873	137,347
SELL	EUR	JPMorgan Chase Bank	11,803,199	4/15/13	15,439,257	15,414,382	24,875
SELL	GBP	Barclays Bank PLC	4,241,075	4/15/13	6,721,074	6,432,481	288,593
SELL	GBP	Deutsche Bank AG	3,328,075	4/15/13	5,344,150	5,047,725	296,425
BUY	JPY	Barclays Bank PLC	111,654,000	4/15/13	1,192,426	1,204,924	12,498
BUY	JPY	Goldman Sachs International	239,550,000	4/15/13	2,565,816	2,585,126	19,310
SELL	JPY	Credit Suisse Group	1,008,228,223	4/15/13	11,452,288	10,880,388	571,900
SELL	JPY	Goldman Sachs International	127,888,000	4/15/13	1,423,683	1,380,115	43,568
SELL	JPY	Merrill Lynch International Bank	753,930,224	4/15/13	8,594,344	8,136,108	458,236
BUY	MXN	Citibank N.A.	18,460,000	3/08/13	1,442,067	1,445,604	3,537
SELL	NOK	Deutsche Bank AG	2,375,206	4/15/13	422,849	413,099	9,750
SELL	NZD	Merrill Lynch International Bank	1,646,000	4/15/13	1,358,605	1,356,991	1,614
SELL	NZD	Westpac Banking Corp.	583,205	4/15/13	483,996	480,805	3,191
SELL	RUB	UBS AG	43,746,000	3/25/13	1,443,286	1,423,077	20,209
BUY	THB	JPMorgan Chase Bank	43,687,000	4/17/13	1,437,782	1,464,105	26,323

							$2,279,850

Liability Derivatives
BUY	AUD	Goldman Sachs International	1,649,180	4/15/13	$1,683,665	$1,679,190	$(4,475)
BUY	CHF	UBS AG	2,651,000	4/15/13	2,896,980	2,829,656	(67,324)
BUY	CNY	Deutsche Bank AG	8,988,000	1/15/14	1,432,465	1,422,000	(10,465)
BUY	EUR	Barclays Bank PLC	1,067,000	4/15/13	1,448,099	1,393,448	(54,651)
BUY	EUR	Citibank N.A.	1,083,000	4/15/13	1,448,078	1,414,343	(33,735)
BUY	EUR	Deutsche Bank AG	2,166,000	4/15/13	2,894,237	2,828,687	(65,550)
BUY	GBP	Credit Suisse Group	1,086,000	4/15/13	1,704,770	1,647,147	(57,623)
BUY	GBP	Goldman Sachs International	301,158	4/15/13	466,147	456,770	(9,377)
SELL	JPY	Credit Suisse Group	104,953,931	4/15/13	1,122,755	1,132,620	(9,865)
BUY	MXN	UBS AG	31,000	4/15/13	2,426	2,419	(7)
BUY	NOK	Deutsche Bank AG	2,359,432	4/15/13	425,430	410,356	(15,074)
BUY	NZD	Deutsche Bank AG	1,686,000	4/15/13	1,407,338	1,389,968	(17,370)
BUY	NZD	UBS AG	1,698,000	4/15/13	1,430,514	1,399,861	(30,653)
BUY	NZD	Westpac Banking Corp.	577,528	4/15/13	482,149	476,124	(6,025)
SELL	NZD	Westpac Banking Corp.	1,729,000	4/15/13	1,419,815	1,425,418	(5,603)
BUY	RUB	JPMorgan Chase Bank	43,687,000	3/25/13	1,435,208	1,421,158	(14,050)
BUY	SEK	Citibank N.A.	9,503,000	4/15/13	1,506,906	1,468,012	(38,894)
BUY	SEK	Goldman Sachs International	6,175,180	4/15/13	970,991	953,934	(17,057)
SELL	SEK	Deutsche Bank AG	8,964,999	4/15/13	1,373,757	1,384,902	(11,145)

							$(468,943)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,306,969	Jun - 13	$(10,667)
U.S. Treasury Note 10 yr (Short)	USD	250	32,886,719	Jun - 13	(8,200)

					$(18,867)

At February 28, 2013, the fund had liquid securities with an aggregate value of $257,559 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/2013 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,196,911	$369,728	$16,028	$1,582,667
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	19,823,532	—	19,823,532
Non-U.S. Sovereign Debt	—	116,719,474	—	116,719,474
Municipal Bonds	—	521,141	—	521,141
U.S. Corporate Bonds	—	352,068,609	—	352,068,609
Residential Mortgage-Backed Securities	—	27,746,623	—	27,746,623
Commercial Mortgage-Backed Securities	—	24,595,945	—	24,595,945
Asset-Backed Securities (including CDOs)	—	2,002,174	—	2,002,174
Foreign Bonds	—	91,863,095	—	91,863,095
Floating Rate Loans	—	1,424,529	—	1,424,529
Mutual Funds	35,313,866	—	—	35,313,866
Total Investments	$36,510,777	$637,134,850	$16,028	$673,661,655

Other Financial Instruments
Futures Contracts	$ (18,867)	$—	$—	$(18,867)
Forward Foreign Currency Exchange Contracts	—	1,810,907	—	1,810,907

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/12	$14,502
Change in unrealized appreciation (depreciation)	1,526
Balance as of 2/28/13	$16,028

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2013 is $1,526.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$638,063,791
Gross unrealized appreciation	43,032,096
Gross unrealized depreciation	(7,434,232)
Net unrealized appreciation (depreciation)	$35,597,864

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,197,231	33,906,277	(33,789,642)	35,313,866

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,223	$35,313,866

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2013, are as follows:

United States	62.7%
United Kingdom	4.4%
Japan	3.1%
Canada	2.6%
Mexico	2.3%
Italy	2.2%
Germany	1.8%
France	1.7%
Russia	1.7%
Other Countries	17.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.